Dear Fellow Shareholders,

This is our first annual report since launching the fund on March 1, 1999. Our fiscal year, which ended February 28, happened to coincide with a sharp sell off in the stock markets, so the fund's Net Asset Value (NAV) reflects that fact. Since then, the NAV has rebounded from $8.81 to $9.78 (as of April 26) and the net loss of $1.9 million has narrowed to about $400,000. As we've seen recently, that amount can be erased in moments of strong market action. However, our focus, as always, is on the long term, and low prices present us with favorable buying opportunities.

         As you know, we eschew any notion of portfolio turnover. One of our primary goals is to keep investing in the great companies in our fund (and the underlying Index). We've experienced some change, though, most of it unavoidable. In our second week of operation, three mergers were announced, and each had been completed by November. So BankBoston, Frontier, and Pioneer Hi-Bred International have been replaced, respectively, by FleetBoston Financial, CenturyTel, and DuPont. We were able to minimize capital gains distributions by adopting the acquirer as an Index component, with the exception of Frontier (but later added its acquirer, Global Crossing). In late 1999, two other components, Hannaford Brothers and Jostens, announced that they had agreed to be acquired. Our second group of replacements began in early March 2000, so they won't be reflected in our holdings as of February 28. However, we think the changes will significantly enhance future performance.

         As March began, we disposed of our shares of Hannaford and Jostens, as well as shares of Too Inc. (spun off by The Limited). We also sold Kmart, which had debuted a hgh-fee DRIP at the start of March, and sold New Plan Excel Realty and Questar. We adopted Global Crossing as a component, already owning shares from the Frontier acquisition. We began purchasing new components Corning, Hewlett-Packard, Medtronic, and Scientific-Atlanta...all well-established companies that will benefit from being at the forefront of computer, communications, and medical technologies. Our purchases were spread over March and April, so that we are once again fully invested as this is written.

         Although our NAV has recovered a substantial portion of the lost ground, we are optimistic that it is only the beginning of a strong period of growth for our roster of industry-leading companies. We'll continue to post updated information at our web site (www.mp63fund.com) and in The Moneypaper. We urge fellow shareholders to keep investing, just as they do with dividend reinvestment plans. You may want to consider signing up for automatic monthly investments so that you can enjoy the benefits of dollar-cost averaging. Thanks for your past and future support.

Sincerely,


                                                                          Page 2

                         THE MP 63 FUND, INC.
                Schedule of Investments in Securities
                         February 29, 2000
                                                                         MARKET
   Shares                                                                VALUE
--------------------------------------------------------------------------------
               COMMON STOCKS                             95.87%

               ADVERTISING                                2.08%
  6,400        Interpublic Group of Companies                            257,200
                                                                        --------

               APPAREL                                    0.92%
  4,600        VF Corporation                                            113,563
                                                                        --------

               AUTOMOTIVE MANUFACTURING                   3.08%
  5,600        Harley-Davidson, Inc.                                     381,500
                                                                        --------

               AUTOMOTIVE PARTS                           0.95%
  5,200        Genuine Parts Co.                                         117,325
                                                                        --------

               BANKING                                    5.34%
  3,900        Bank One Corporation                                      100,669
  8,200        BB&T Corporation                                          192,700
  8,043        Fleet Boston Financial Corp.                              219,172
  7,700        National City Corporation                                 148,225
                                                                        --------
                                                                         660,766
                                                                        --------
               BEVERAGES                                  1.45%
  3,700        Coca-Cola Corporation                                     179,219
                                                                        --------


               CHEMICALS                                  3.50%
  4,172        E.I du Pont de Nemours & Company                          210,686
  7,700        Engelhard Inc.                                            104,912
 11,800        RPM Inc.                                                  118,000
                                                                        --------
                                                                         433,598
                                                                        --------

               COMMUNICATIONS EQUIPMENT                   0.15%
    100        Corning Inc.                                               18,800
                                                                        --------

               COMPUTERS                                  6.39%
  7,000        Intel Corporation                                         791,000
                                                                        --------

               CONSUMER PRODUCTS                          4.54%
  6,400        Avon Products, Inc.                                       173,200
  3,100        Johnson & Johnson                                         222,425
  6,900        Jostens, Inc.                                             166,031
                                                                        --------
                                                                         561,656
                                                                        --------

               DRUGS                                      3.94%
  5,300        Abbott Laboratories                                       173,575
  9,000        Schering-Plough Corporation                               313,875
                                                                        --------
                                                                         487,450
                                                                        --------

See Notes to Financial Statements.


                                                                          Page 3
                         THE MP 63 FUND, INC.
                Schedule of Investments in Securities
                         February 29, 2000
                                                                         MARKET
   Shares                                                                VALUE
--------------------------------------------------------------------------------


               FINANCIAL                                  7.62%
  6,100        Franklin Resources Inc.                                   165,844
  3,100        H&R Block Inc.                                            136,012
 12,800        Paychex, Inc.                                             640,800
                                                                        --------
                                                                         942,656
                                                                        --------


               FOOD                                       5.46%
  7,100        Conagra Inc.                                              116,262
 11,200        Flowers Industries Inc.                                   144,900
  9,200        Hormel Foods Corporation                                  153,525
  7,500        Sara Lee Corporation                                      112,500
  2,200        Wrigley Company                                           148,775
                                                                        --------
                                                                         675,962
                                                                        --------

               INSURANCE                                  2.96%
  6,900        AFLAC Inc                                                 252,281
  5,100        St. Paul Companies                                        114,113
                                                                        --------
                                                                         366,394
                                                                        --------

               MACHINERY                                  1.18%
  3,800        Ingersoll-Rand Company                                    145,588
                                                                        --------


               MANUFACTURING                              9.11%
 13,700        Clayton Homes Inc.                                        111,312
  4,000        Illinois Tool Works Inc.                                  206,750
  2,100        Minnesota Mining & Manufacturing Co                       185,062
  4,700        Newell Rubbermaid Inc.                                    108,688
  3,300        TRW Inc.                                                  158,400
  9,400        Tyco International Ltd.                                   356,613
                                                                       ---------
                                                                       1,126,825
                                                                       ---------

               METALS                                     1.07%
  2,800        Phelps Dodge Corporation                                  131,950
                                                                        --------

               OFFICE EQUIPMENT                           2.89%
  6,300        Diebold Inc.                                              154,350
  4,100        Pitney Bowes Inc.                                         202,950
                                                                        --------
                                                                         357,300
                                                                        --------

               OIL & GAS                                  3.13%
  3,000        Exxon Corporation                                         225,937
  3,400        Texaco Inc                                                161,288
                                                                        --------
                                                                         387,225
                                                                        --------

See Notes to Financial Statements.

                                                                          Page 4

                         THE MP 63 FUND, INC.
                Schedule of Investments in Securities
                         February 29, 2000
                                                                         MARKET
   Shares                                                                VALUE
--------------------------------------------------------------------------------


               PACKAGING                                  1.15%
  4,800        Bemis Company Inc.                                        142,800
                                                                        --------

               PAPER & LUMBER                             1.01%
  3,400        International Paper Company                               125,162
                                                                        --------

               PERSONNEL                                  1.04%
 11,700        Servicemaster Co.                                         128,700
                                                                        --------

               PUBLISHING                                 1.58%
  3,000        Gannett Company Inc.                                      195,562
                                                                        --------

               REAL ESTATE INVESTMENT TRUST               0.89%
  7,900        New Plan Excel Realty Trust Inc.                          110,106
                                                                        --------

               RENTAL & LEASING SERVICES                  0.86%
  5,700        Ryder System Inc.                                         106,162
                                                                        --------

               RESTAURANTS                                0.76%
  6,000        Wendys International                                       94,500
                                                                        --------

               RETAIL APPAREL                             1.58%
  5,300        The Limited                                               180,200
    657        Too Inc                                                    15,768
                                                                        --------
                                                                         195,968
                                                                        --------

               RETAIL DRUGS                               0.61%
 11,000        Rite Aid Corporation                                       75,625
                                                                        --------

               RETAIL GENERAL                             5.85%
  3,700        Hannaford Brothers Co.                                    263,625
  6,550        Home Depot                                                378,672
  9,200        Kmart Corporation *                                        81,075
                                                                        --------
                                                                         723,372
                                                                        --------

               TELECOMMUNICATIONS                         6.38%
  5,700        Bellsouth Corporation                                     232,275
    900        Centurytel Inc.                                            30,262
  7,790        Global Crossing Ltd.                                      363,209
  4,300        SBC Communications Inc.                                   163,400
                                                                        --------
                                                                         789,146
                                                                        --------

               TOBACCO                                    0.91%
  5,600        Phillip Morris Companies Inc.                             112,350
                                                                        --------


See Notes to Financial Statements.

                                                                          Page 5


                         THE MP 63 FUND, INC.
                Schedule of Investments in Securities
                         February 29, 2000
                                                                         MARKET
   Shares                                                                VALUE
--------------------------------------------------------------------------------

               TRANSPORTATION                             0.98%
  3,200        Union Pacific Corporation                                 121,600
                                                                        --------

               UTILITY - ELECTRIC                         3.28%
  3,000        Duke Energy Corporation                                   145,500
  6,300        Edison International                                      165,769
  3,976        Scana Corporation                                          94,679
                                                                        --------
                                                                         405,948
                                                                        --------

               UTILITY - GAS                              2.18%
  3,700        National Fuel Gas Company                                 151,469
  8,500        Questar Corporation                                       118,469
                                                                        --------
                                                                         269,938
                                                                        --------

               UTILITY- WATER                             1.05%
  6,500        American Water Works Company, Inc.                        130,000
                                                                        --------

               TOTAL COMMON STOCKS
                (Cost $13,776,973)                                    11,862,916

            CASH EQUIVALENTS                              3.55%
                                                        ------
438,774         Firstar Treasury Fund                                    438,774
                                                                        --------

            TOTAL INVESTMENTS
                  (Cost $14,215,746)                     99.42%       12,301,690

             OTHER ASSETS LESS LIABILITIES                0.58%           72,086
                                                        ------       -----------

             TOTAL NET ASSETS                           100.00%      $12,373,776
                                                        ======       ===========


*Non-income producing security


See Notes to Financial Statements.

                              THE MP 63 FUND, INC.
                       Statement of Assets and Liabilities
                                February 29, 2000


ASSETS
    Investments in securities, at value
     (cost $14,215,746) (Note 2)                 $ 12,301,690
     Dividends and interest receivable                 24,808
    Receivable for fund shares sold                    66,207
     Due from advisor (Note 3)                         13,242
     Prepaid expenses                                   8,716
                                                 ------------

        Total assets                                               $ 12,414,663


LIABILITIES
    Payable for fund shares repurchased                12,578
    Other accrued expenses                             28,309
                                                 ------------

        Total Liabilities                                                40,887
                                                                   ------------

NET ASSETS                                                         $ 12,373,776
                                                                   ============


NET ASSETS CONSIST OF
     Capital stock, $.001 par value; 1 billion shares
      authorized, 1,403,809 shares outstanding   $ 14,241,224
     Undistributed net investment income               37,066
     Accumulated net gain on investments                9,542
     Net unrealized depreciation on investments    (1,914,056)
                                                 ------------

    Net Assets                                                     $ 12,373,776
                                                                   ============

     Net asset value ($12,373,776/1,403,809)                       $       8.81
                                                                   ============



See Notes to Financial Statements.

                                                                          Page 7
                              THE MP 63 FUND, INC.
                             Statement of Operations
                          Year ended February 29, 2000


INVESTMENT INCOME
     Dividends                                   $   192,346
     Interest                                         21,308
                                                 -----------

        Total investment income                                     $   213,654

EXPENSES
     Advisory fees (Note 3)                           37,054
     Administration fees (Note 4)                     37,054
    Printing expense                                  36,975
     Registration fees                                33,379
     Custody fees                                     17,339
    Insurance expense                                 10,672
     Professional fees                                 9,487
     Directors' fees                                   7,198
     Other expenses                                    3,166
                                                 -----------

        Total expenses                               192,324

     Less: advisory fees waived and expense
       reimbursement (Note 3)                        (69,749)
                                                 -----------

     Net expenses                                                       122,575
                                                                   ------------

     Net investment income                                               91,079

NET REALIZED GAINS AND UNREALIZED LOSSES
  ON INVESTMENTS

    Net realized gain on investments                  36,549

    Net unrealized depreciation on investments     (1,914,056)
                                                 ------------

    Net loss on investments                                          (1,877,507)
                                                                   ------------

    Net decrease in net assets resulting from operations            $(1,786,428)
                                                                   ============


  See Notes to Financial Statements.

                                                                          Page 8
                              THE MP 63 FUND, INC.
                       Statement of Changes in Net Assets
                          Year Ended February 29, 2000



INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
     Net investment income                                         $     91,079
    Net realized gain from investment transactions                       36,549
    Increase in unrealized depreciation on investments               (1,914,056)
                                                                   ------------

     Net decrease in net assets resulting from operations                       $ (1,786,428)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
     Dividends from net investment income                               (54,014)
     Distributions from net realized gains on investments               (27,007)
                                                                   ------------
                                                                                     (81,021)

FUND SHARE TRANSACTIONS (Note 5)
     Proceeds from shares sold                                       14,990,839
    Dividends reinvested                                                 80,869
    Payment for shares redeemed (net of $17,989
      of redemption fees)                                              (930,483)
                                                                   ------------

    Net increase in net assets from fund share transactions                       14,141,225
                                                                                ------------

     Net increase in net assets                                                   12,273,776

NET ASSETS, BEGINNING OF YEAR                                                        100,000
                                                                                ------------

NET ASSETS, END OF YEAR                                                         $ 12,373,776
                                                                                ============


See Notes to Financial Statements.

                                                                          Page 9
                              THE MP 63 FUND, INC.
                              Financial Highlights
                          Year Ended February 29, 2000




NET ASSET VALUE, BEGINNING OF YEAR                                  $       10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS
    Net investment income                                 0.08
    Net realized and unrealized loss on investments      (1.21)
                                                        ------

    Total from investment operations                                        (1.13)

LESS DISTRIBUTIONS
    Dividend from net investment income                  (0.04)
    Distribution from realized gains                     (0.02)
                                                        ------

     Total dividends and distributions                                      (0.06)
                                                                    -------------

NET ASSET VALUE, END OF YEAR                                        $        8.81
                                                                    =============

Total return                                                               (11.36%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in thousands)                                     12,374

RATIOS TO AVERAGE NET ASSETS:
     Expenses (before reimbursement)                                         1.81%
     Expenses (net of reimbursement)                                         1.15%
     Net investment income                                                   0.86%
Portfolio turnover rate                                                      0.97%



See Notes to Financial Statements.

                               THE MP63 FUND, INC.
                          Notes to Financial Statements
                                February 29, 2000

NOTE 1 - ORGANIZATION
---------------------

         The MP 63 Fund (the "Fund") is organized as a Maryland Corporation, incorporated on October 13, 1998 and commenced operations on March 1, 1999. The Fund is registered as an open-end, diversified, management investment company under the Investment Company Act of 1940, as amended. The Fund's business and affairs are managed by its' officers under the direction of its Board of Directors. The Fund's investment objective is to seek long-term capital appreciation for shareholders.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES
----------------------------------------

         The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

         SECURITY VALUATION - Securities for which market quotations are readily available are valued at market value. Portfolio securities for which market quotations are not considered readily available are stated at fair value on the basis of valuations furnished by a pricing service approved by the Board of Directors. The pricing service determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders. Short-term investments held by the Fund that mature in 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets are valued at their fair value following procedures approved by the Board of Directors.

         SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Securities transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

         FEDERAL INCOME TAXES - The Fund intends to comply with requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required.

         DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - The Fund records dividends and distributions to shareholders on the ex-dividend date. The Fund will distribute its net investment income, if any, and net realized capital gains, if any, annually.

         USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates an assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

                               THE MP63 FUND, INC.
                          Notes to Financial Statements
                                February 29, 2000


NOTE 3 - INVESTMENT ADVISORY AGREEMENT
--------------------------------------

         The Fund has an investment advisory agreement with The Moneypaper Advisor, Inc. ("Advisor"). Under this agreement, the Advisor provides the Fund with investment advice and supervises the Fund's management and investment programs for which the

         Fund pays a monthly fee equal, on an annual basis, to .35% of its average daily net assets.

         The Advisor has voluntarily agreed to waive its advisory fee and to reimburse the Fund for expenses so that the Fund's expenses will not exceed 1.25% of average net assets for the fiscal year ended February 29, 2000. The amount of fees waived and expenses reimbursed by the Advisor for the year ended February 29, 2000 is set forth in the Statement of Operations.

NOTE 4 - FUND ADMINISTRATOR AGREEMENT
-------------------------------------

         The Fund has an administrative agreement with American Data Services, Inc. ("ADS" or the "Administrator"). Under this agreement, the Administrator provides the Fund with administrative, transfer agency, and fund accounting services. For the services rendered to the Fund by the Administrator, the Fund pays the Administrator a monthly fee, which is based on its average net assets. If the Fund's average daily net assets are: less than $75 million, the Administrator's fee is equal to .35% of its average daily net assets; between $75 million and $200 million, the Administrator's fee is equal to .30% of such assets; between $200 million and $500 million, the Administrator's fee is equal to .25% of such assets; between $500 million and $1 billion, the Administrator's fee is equal to .20% of such assets; and in excess of $1 billion, the Administrator receives a fee equal to .10% of the Fund's average daily net assets. The Fund also reimburses the Administrator for printing, postage, and telephone costs.

NOTE 5 - CAPITAL SHARE TRANSACTIONS
-----------------------------------

         At February 29, 2000, there were 1 billion shares authorized at $.001 par value. Transactions in capital stock during the year ended February 29, 2000 were as follows:

         Shares sold                                         1,484,299
         Shares issued for dividend reinvestment                 8,260
         Shares repurchased                                    (98,750)
                                                             ---------

                                                             1,393,809
                                                             =========

NOTE 6 - INVESTMENT TRANSACTIONS
--------------------------------

         Purchases and sales of investment securities, excluding short-term securities, for the year ended February 29, 2000 aggregated $13,842,676 and $102,253, respectively.

NOTE 7 - UNREALIZED APPRECIATION (DEPRECIATION)
-----------------------------------------------

         Gross unrealized appreciation and gross unrealized depreciation of investments for Federal income tax purposes at February 29, 2000 were as follows:

         Gross unrealized appreciation                     $ 1,070,994
         Gross unrealized depreciation                      (2,985,050)
                                                           -----------

         Net unrealized depreciation                       $(1,914,056)
                                                           ===========

                               THE MP63 FUND, INC.
                          Notes to Financial Statements
                                February 29, 2000



NOTE 8 - DISTRIBUTIONS
----------------------

         A distribution of six cents per share (including an income distribution of four cents, plus a short term capital gain distribution of two cents per share) was declared for shareholders of record on December 29, 1999 ex-date December 30, 1999 and paid December 30, 1999.

                          INDEPENDENT AUDITOR'S REPORT

To the Shareholders and
Board of Directors of
THE MP63 FUND, INC.

We have audited the accompanying statement of assets and liabilities of THE MP63 FUND, INC., including the schedule of investments in securities, as of February 29, 2000, and the related statements of operations, changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of February 29, 2000 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of THE MP63 FUND, INC. at February 29, 2000, and the results of their operations, changes in their net assets and financial highlights for the year indicated therein in conformity with generally accepted accounting principles.




MENDLOWITZ WEITSEN, LLP
East Brunswick, New Jersey
April 20, 2000